Other Payables (Details) - Schedule of other payables - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of other payables [Abstract]
Employees and payroll accruals	$ 115	$ 36
Accrued expenses	443	29
Total other payables	$ 558	$ 65